PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks — 99.0%
Aerospace & Defense — 1.5%
AAR Corp.*	31,431	$1,759,822
AeroVironment, Inc.*	24,963	2,975,340
Kratos Defense & Security Solutions, Inc.*(a)	136,250	4,045,262
Mercury Systems, Inc.*	45,200	1,947,668
Moog, Inc. (Class A Stock)	25,274	4,381,248
National Presto Industries, Inc.	4,657	409,397
Triumph Group, Inc.*	70,451	1,785,228
		17,303,965
Air Freight & Logistics — 0.2%
Forward Air Corp.*	18,051	362,645
Hub Group, Inc. (Class A Stock)	54,130	2,012,012
		2,374,657
Automobile Components — 1.8%
Adient PLC*	74,800	961,928
American Axle & Manufacturing Holdings, Inc.*	108,150	440,171
BorgWarner, Inc.	194,950	5,585,317
Dana, Inc.	115,000	1,532,950
Dorman Products, Inc.*	24,211	2,918,394
Fox Factory Holding Corp.*	37,150	867,081
Gentherm, Inc.*	28,219	754,576
LCI Industries(a)	22,688	1,983,612
Patrick Industries, Inc.(a)	29,915	2,529,612
Phinia, Inc.	36,350	1,542,330
Standard Motor Products, Inc.	18,973	472,997
XPEL, Inc.*(a)	20,052	589,128
		20,178,096
Automobiles — 0.1%
Winnebago Industries, Inc.	25,296	871,700
Banks — 9.0%
Ameris Bancorp	57,652	3,319,026
Atlantic Union Bankshares Corp.(a)	114,518	3,566,091
Axos Financial, Inc.*	48,330	3,118,252
Banc of California, Inc.	122,800	1,742,532
BancFirst Corp.(a)	17,767	1,952,060
Bancorp, Inc. (The)*	42,526	2,247,074
Bank of Hawaii Corp.	35,400	2,441,538
BankUnited, Inc.	66,637	2,294,978
Banner Corp.	30,687	1,956,910
Berkshire Hills Bancorp, Inc.	40,623	1,059,854
Brookline Bancorp, Inc.	81,111	884,110
Capitol Federal Financial, Inc.	112,331	629,054
Cathay General Bancorp	63,450	2,730,254
Central Pacific Financial Corp.	24,734	668,807
City Holding Co.(a)	13,098	1,538,622
Community Financial System, Inc.	46,936	2,668,781
Customers Bancorp, Inc.*	25,946	1,302,489
CVB Financial Corp.	117,023	2,160,245
Dime Community Bancshares, Inc.	34,990	975,521
Eagle Bancorp, Inc.	27,735	582,435
FB Financial Corp.	31,155	1,444,346
First Bancorp	36,812	1,477,634
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First BanCorp. (Puerto Rico)	145,161	$2,782,736
First Commonwealth Financial Corp.	90,432	1,405,313
First Financial Bancorp	85,124	2,126,398
First Hawaiian, Inc.	112,682	2,753,948
Fulton Financial Corp.	162,300	2,936,007
Hanmi Financial Corp.	27,552	624,328
Heritage Financial Corp.	30,286	736,858
Hilltop Holdings, Inc.	41,009	1,248,724
Hope Bancorp, Inc.	107,445	1,124,949
Independent Bank Corp.	37,835	2,370,363
Lakeland Financial Corp.(a)	22,728	1,350,952
National Bank Holdings Corp. (Class A Stock)	33,919	1,298,080
NBT Bancorp, Inc.	42,017	1,802,529
Northwest Bancshares, Inc.(a)	113,673	1,366,349
OFG Bancorp (Puerto Rico)	40,906	1,637,058
Pacific Premier Bancorp, Inc.	85,975	1,832,987
Park National Corp.(a)	12,965	1,962,901
Pathward Financial, Inc.	21,253	1,550,406
Preferred Bank(a)	10,798	903,361
Provident Financial Services, Inc.	116,309	1,997,026
Renasant Corp.(a)	80,945	2,746,464
S&T Bancorp, Inc.	34,079	1,262,627
Seacoast Banking Corp. of Florida	75,557	1,944,082
ServisFirst Bancshares, Inc.(a)	44,721	3,693,955
Simmons First National Corp. (Class A Stock)	111,999	2,299,339
Southside Bancshares, Inc.(a)	26,093	755,653
Stellar Bancorp, Inc.	42,292	1,169,797
Tompkins Financial Corp.	11,313	712,493
Triumph Financial, Inc.*(a)	19,495	1,126,811
TrustCo Bank Corp.	17,380	529,742
Trustmark Corp.	54,383	1,875,670
United Community Banks, Inc.	106,408	2,993,257
Veritex Holdings, Inc.	48,560	1,212,543
WaFd, Inc.	72,691	2,077,509
Westamerica BanCorp	23,805	1,205,247
WSFS Financial Corp.(a)	52,260	2,710,726
		102,887,801
Beverages — 0.1%
MGP Ingredients, Inc.(a)	12,773	375,271
National Beverage Corp.(a)	20,653	857,925
		1,233,196
Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc.*	109,750	1,822,948
ADMA Biologics, Inc.*	210,700	4,180,288
Alkermes PLC*(a)	144,950	4,786,249
Arcus Biosciences, Inc.*	60,673	476,283
Arrowhead Pharmaceuticals, Inc.*	113,200	1,442,168
Catalyst Pharmaceuticals, Inc.*	99,919	2,423,036
Dynavax Technologies Corp.*(a)	108,960	1,413,211
Krystal Biotech, Inc.*(a)	22,560	4,067,568
Myriad Genetics, Inc.*	82,794	734,383
Protagonist Therapeutics, Inc.*(a)	53,100	2,567,916
TG Therapeutics, Inc.*(a)	118,950	4,690,198
Vericel Corp.*(a)	43,986	1,962,655
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Vir Biotechnology, Inc.*	84,017	$544,430
Xencor, Inc.*	62,305	662,925
		31,774,258
Broadline Retail — 0.5%
Etsy, Inc.*	100,250	4,729,795
Kohl’s Corp.(a)	101,300	828,634
		5,558,429
Building Products — 2.5%
American Woodmark Corp.*	13,420	789,499
Apogee Enterprises, Inc.	19,445	900,887
Armstrong World Industries, Inc.	38,850	5,473,188
AZZ, Inc.	26,611	2,224,946
CSW Industrials, Inc.(a)	14,960	4,361,139
Gibraltar Industries, Inc.*	27,033	1,585,756
Griffon Corp.	35,155	2,513,582
Hayward Holdings, Inc.*	126,750	1,764,360
Insteel Industries, Inc.	17,693	465,326
Masterbrand, Inc.*	113,287	1,479,528
Quanex Building Products Corp.	42,827	796,154
Resideo Technologies, Inc.*	131,007	2,318,824
Zurn Elkay Water Solutions Corp.(a)	127,350	4,200,003
		28,873,192
Capital Markets — 2.6%
Acadian Asset Management, Inc.	24,781	640,837
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	62,450	2,441,795
BGC Group, Inc. (Class A Stock)	333,650	3,059,570
Cohen & Steers, Inc.(a)	23,850	1,913,963
Donnelley Financial Solutions, Inc.*	23,636	1,033,130
Moelis & Co. (Class A Stock)	62,900	3,670,844
Piper Sandler Cos.	14,342	3,551,940
PJT Partners, Inc. (Class A Stock)	21,130	2,913,404
StepStone Group, Inc. (Class A Stock)	58,800	3,071,124
StoneX Group, Inc.*	38,175	2,915,806
Virtu Financial, Inc. (Class A Stock)	72,000	2,744,640
Virtus Investment Partners, Inc.	5,873	1,012,270
WisdomTree, Inc.	104,198	929,446
		29,898,769
Chemicals — 3.3%
AdvanSix, Inc.	24,343	551,369
Balchem Corp.	28,975	4,809,850
Celanese Corp.	97,450	5,532,236
Chemours Co. (The)	133,200	1,802,196
Element Solutions, Inc.	198,600	4,490,346
FMC Corp.(a)	111,250	4,693,638
Hawkins, Inc.	16,974	1,797,886
HB Fuller Co.	48,728	2,734,615
Ingevity Corp.*	32,400	1,282,716
Innospec, Inc.	22,219	2,105,250
Koppers Holdings, Inc.	18,469	517,132
Minerals Technologies, Inc.	28,421	1,806,723
Quaker Chemical Corp.(a)	12,205	1,508,660
Sensient Technologies Corp.	37,750	2,809,733
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Stepan Co.	18,829	$1,036,348
		37,478,698
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	55,412	2,624,312
Brady Corp. (Class A Stock)	39,380	2,781,803
CoreCivic, Inc.*	97,923	1,986,858
Deluxe Corp.	40,784	644,795
Enviri Corp.*	73,676	489,946
GEO Group, Inc. (The)*	121,317	3,543,670
Healthcare Services Group, Inc.*	67,539	680,793
HNI Corp.	42,597	1,889,177
Interface, Inc.	53,100	1,053,504
Liquidity Services, Inc.*	20,391	632,325
Matthews International Corp. (Class A Stock)(a)	27,807	618,428
MillerKnoll, Inc.	60,717	1,162,123
OPENLANE, Inc.*	95,237	1,836,169
Pitney Bowes, Inc.	140,925	1,275,371
Pursuit Attractions & Hospitality, Inc.*	19,466	688,902
UniFirst Corp.	13,373	2,326,902
Vestis Corp.	104,150	1,031,085
		25,266,163
Communications Equipment — 0.8%
Calix, Inc.*	52,600	1,864,144
Digi International, Inc.*(a)	33,048	919,726
Extreme Networks, Inc.*	118,328	1,565,480
Harmonic, Inc.*	106,108	1,017,576
NetScout Systems, Inc.*	63,937	1,343,316
Viasat, Inc.*(a)	77,915	811,874
Viavi Solutions, Inc.*	198,037	2,216,034
		9,738,150
Construction & Engineering — 1.6%
Arcosa, Inc.	43,473	3,352,638
Dycom Industries, Inc.*	26,008	3,962,059
Everus Construction Group, Inc.*	45,412	1,684,331
Granite Construction, Inc.	38,674	2,916,019
MYR Group, Inc.*	14,370	1,625,103
WillScot Holdings Corp.(a)	164,700	4,578,660
		18,118,810
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	43,730	2,189,999
Encore Capital Group, Inc.*	20,933	717,583
Enova International, Inc.*	22,963	2,217,307
EZCORP, Inc. (Class A Stock)*	47,332	696,727
Navient Corp.	66,100	834,843
PRA Group, Inc.*	35,893	740,114
PROG Holdings, Inc.	36,829	979,651
World Acceptance Corp.*	2,964	375,094
		8,751,318
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	28,628	1,229,000
Chefs’ Warehouse, Inc. (The)*(a)	31,327	1,706,069

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Grocery Outlet Holding Corp.*	86,450	$1,208,571
PriceSmart, Inc.	22,099	1,941,397
SpartanNash Co.	31,040	628,870
United Natural Foods, Inc.*	53,386	1,462,243
		8,176,150
Containers & Packaging — 0.5%
O-I Glass, Inc.*	137,325	1,575,118
Sealed Air Corp.	129,850	3,752,665
		5,327,783
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.*	33,200	3,341,248
Frontdoor, Inc.*	67,552	2,595,348
Mister Car Wash, Inc.*(a)	85,106	671,486
Perdoceo Education Corp.	55,056	1,386,310
Strategic Education, Inc.	21,675	1,819,833
Stride, Inc.*(a)	38,130	4,823,445
		14,637,670
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	64,655	1,114,006
American Assets Trust, Inc.	41,952	844,913
Armada Hoffler Properties, Inc.	72,554	544,881
Essential Properties Realty Trust, Inc.	167,285	5,460,182
Global Net Lease, Inc.	176,560	1,419,542
		9,383,524
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	37,596	2,305,011
Lumen Technologies, Inc.*	904,718	3,546,494
		5,851,505
Electric Utilities — 0.5%
MGE Energy, Inc.(a)	32,250	2,997,960
Otter Tail Corp.(a)	37,249	2,993,702
		5,991,662
Electrical Equipment — 0.3%
Powell Industries, Inc.(a)	8,370	1,425,662
Sunrun, Inc.*(a)	200,000	1,172,000
Vicor Corp.*(a)	20,500	958,990
		3,556,652
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	33,586	3,201,082
Arlo Technologies, Inc.*	91,388	902,000
Badger Meter, Inc.	26,213	4,987,023
Benchmark Electronics, Inc.	32,065	1,219,432
CTS Corp.	26,726	1,110,465
ePlus, Inc.*	23,444	1,430,787
Insight Enterprises, Inc.*(a)	24,361	3,653,906
Itron, Inc.*	40,190	4,210,304
Knowles Corp.*	78,149	1,187,865
OSI Systems, Inc.*(a)	13,922	2,705,602
PC Connection, Inc.	11,212	699,853
Plexus Corp.*	24,102	3,088,189
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Rogers Corp.*	15,005	$1,013,288
Sanmina Corp.*	48,388	3,686,198
ScanSource, Inc.*	19,231	654,046
TTM Technologies, Inc.*	90,892	1,864,195
Vishay Intertechnology, Inc.(a)	100,150	1,592,385
		37,206,620
Energy Equipment & Services — 2.0%
Archrock, Inc.	156,127	4,096,772
Atlas Energy Solutions, Inc.(a)	64,000	1,141,760
Bristow Group, Inc.*	22,300	704,234
Cactus, Inc. (Class A Stock)(a)	59,400	2,722,302
Core Laboratories, Inc.(a)	42,748	640,793
Helix Energy Solutions Group, Inc.*	127,225	1,057,240
Helmerich & Payne, Inc.(a)	88,586	2,313,866
Innovex International, Inc.*(a)	34,268	615,453
Liberty Energy, Inc.	144,350	2,285,061
Oceaneering International, Inc.*	90,048	1,963,947
Patterson-UTI Energy, Inc.	313,473	2,576,748
ProPetro Holding Corp.*	73,095	537,248
RPC, Inc.	75,967	417,819
Tidewater, Inc.*(a)	42,900	1,813,383
		22,886,626
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	95,171	2,368,806
Madison Square Garden Sports Corp.*	14,930	2,907,170
		5,275,976
Financial Services — 2.6%
EVERTEC, Inc. (Puerto Rico)	56,682	2,084,197
HA Sustainable Infrastructure Capital, Inc.(a)	106,050	3,100,902
Jackson Financial, Inc. (Class A Stock)(a)	65,830	5,515,238
Mr. Cooper Group, Inc.*	56,701	6,781,440
NCR Atleos Corp.*	64,600	1,704,148
NMI Holdings, Inc.*	69,907	2,520,147
Payoneer Global, Inc.*	228,868	1,673,025
Radian Group, Inc.	129,319	4,276,579
Walker & Dunlop, Inc.	28,575	2,439,162
		30,094,838
Food Products — 1.4%
B&G Foods, Inc.(a)	72,107	495,375
Cal-Maine Foods, Inc.	36,267	3,296,670
Fresh Del Monte Produce, Inc.	29,876	921,077
Freshpet, Inc.*(a)	43,250	3,597,103
J & J Snack Foods Corp.	13,892	1,829,854
John B. Sanfilippo & Son, Inc.	8,108	574,533
Simply Good Foods Co. (The)*	81,955	2,826,628
Tootsie Roll Industries, Inc.	15,525	488,733
TreeHouse Foods, Inc.*	40,278	1,091,131
WK Kellogg Co.(a)	59,100	1,177,863
		16,298,967

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	20,307	$2,608,028
MDU Resources Group, Inc.(a)	181,750	3,073,393
Northwest Natural Holding Co.	35,750	1,527,240
		7,208,661
Ground Transportation — 0.7%
ArcBest Corp.(a)	20,716	1,462,135
Heartland Express, Inc.	39,284	362,198
Hertz Global Holdings, Inc.*(a)	111,700	440,098
Marten Transport Ltd.	53,066	728,066
RXO, Inc.*(a)	126,019	2,406,963
Schneider National, Inc. (Class B Stock)(a)	42,800	977,980
Werner Enterprises, Inc.(a)	55,100	1,614,430
		7,991,870
Health Care Equipment & Supplies — 4.0%
Artivion, Inc.*(a)	34,334	843,930
Avanos Medical, Inc.*	41,848	599,682
CONMED Corp.(a)	27,505	1,661,027
Embecta Corp.	52,562	670,166
Enovis Corp.*(a)	50,850	1,942,978
Glaukos Corp.*(a)	49,154	4,837,737
ICU Medical, Inc.*	21,820	3,029,925
Inspire Medical Systems, Inc.*	26,450	4,212,956
Integer Holdings Corp.*(a)	29,903	3,528,853
Integra LifeSciences Holdings Corp.*(a)	59,150	1,300,709
LeMaitre Vascular, Inc.	18,233	1,529,749
Merit Medical Systems, Inc.*	51,950	5,491,634
Neogen Corp.*	176,000	1,525,920
Omnicell, Inc.*	41,250	1,442,100
QuidelOrtho Corp.*	58,750	2,054,487
STAAR Surgical Co.*(a)	44,800	789,824
Tandem Diabetes Care, Inc.*	58,544	1,121,703
Teleflex, Inc.	41,400	5,721,066
TransMedics Group, Inc.*(a)	29,890	2,010,999
UFP Technologies, Inc.*(a)	6,490	1,309,098
		45,624,543
Health Care Providers & Services — 2.3%
AdaptHealth Corp.*	96,765	1,048,933
Addus HomeCare Corp.*	15,981	1,580,361
AMN Healthcare Services, Inc.*	33,903	829,267
Astrana Health, Inc.*	37,015	1,147,835
Concentra Group Holdings Parent, Inc.	96,474	2,093,486
CorVel Corp.*	24,264	2,716,840
National HealthCare Corp.	10,950	1,016,160
NeoGenomics, Inc.*	114,355	1,085,229
Owens & Minor, Inc.*	67,944	613,534
Patterson Cos., Inc.	72,400	2,261,776
Pediatrix Medical Group, Inc.*	75,182	1,089,387
Premier, Inc. (Class A Stock)(a)	81,400	1,569,392
Privia Health Group, Inc.*	92,000	2,065,400
Progyny, Inc.*	66,000	1,474,440
RadNet, Inc.*	58,032	2,885,351
Select Medical Holdings Corp.	93,137	1,555,388
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
U.S. Physical Therapy, Inc.	13,624	$985,833
		26,018,612
Health Care REITs — 0.9%
CareTrust REIT, Inc.	167,285	4,781,005
LTC Properties, Inc.	40,308	1,428,919
Medical Properties Trust, Inc.(a)	535,250	3,227,557
Universal Health Realty Income Trust	11,750	481,280
		9,918,761
Health Care Technology — 0.3%
Certara, Inc.*	99,695	986,980
HealthStream, Inc.	21,271	684,501
Schrodinger, Inc.*(a)	49,250	972,195
Simulations Plus, Inc.	14,781	362,430
		3,006,106
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc.	198,900	2,567,799
DiamondRock Hospitality Co.	185,054	1,428,617
Pebblebrook Hotel Trust	106,581	1,079,665
Ryman Hospitality Properties, Inc.(a)	53,400	4,882,896
Summit Hotel Properties, Inc.	99,699	539,372
Sunstone Hotel Investors, Inc.(a)	179,092	1,685,256
Xenia Hotels & Resorts, Inc.	90,705	1,066,691
		13,250,296
Hotels, Restaurants & Leisure — 2.0%
BJ’s Restaurants, Inc.*	20,825	713,465
Bloomin’ Brands, Inc.	69,418	497,727
Brinker International, Inc.*	39,584	5,899,995
Cheesecake Factory, Inc. (The)	41,835	2,035,691
Cracker Barrel Old Country Store, Inc.(a)	20,216	784,785
Dave & Buster’s Entertainment, Inc.*(a)	27,449	482,279
Golden Entertainment, Inc.	18,696	493,387
Jack in the Box, Inc.(a)	17,400	473,106
Monarch Casino & Resort, Inc.	11,439	889,382
Papa John’s International, Inc.(a)	29,100	1,195,428
Penn Entertainment, Inc.*	133,350	2,174,939
Sabre Corp.*	343,956	966,516
Shake Shack, Inc. (Class A Stock)*(a)	35,659	3,144,054
Six Flags Entertainment Corp.(a)	83,100	2,964,177
		22,714,931
Household Durables — 3.0%
Cavco Industries, Inc.*	7,140	3,710,158
Century Communities, Inc.	24,241	1,626,571
Champion Homes, Inc.*(a)	46,950	4,448,982
Dream Finders Homes, Inc. (Class A Stock)*(a)	24,500	552,720
Ethan Allen Interiors, Inc.	20,623	571,257
Green Brick Partners, Inc.*	27,334	1,593,846
Helen of Troy Ltd.*	20,350	1,088,521
Installed Building Products, Inc.(a)	20,693	3,548,022
La-Z-Boy, Inc.(a)	36,967	1,445,040
Leggett & Platt, Inc.(a)	122,300	967,393

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
LGI Homes, Inc.*	18,320	$1,217,730
M/I Homes, Inc.*	24,253	2,769,208
Meritage Homes Corp.	64,496	4,571,476
Newell Brands, Inc.(a)	370,850	2,299,270
Sonos, Inc.*	106,143	1,132,546
Tri Pointe Homes, Inc.*	83,405	2,662,288
		34,205,028
Household Products — 0.6%
Central Garden & Pet Co.*	8,616	315,863
Central Garden & Pet Co. (Class A Stock)*	45,002	1,472,915
Energizer Holdings, Inc.	58,550	1,751,816
WD-40 Co.	12,076	2,946,544
		6,487,138
Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. (Class A Stock)	31,600	899,336
Clearway Energy, Inc. (Class C Stock)	73,800	2,233,926
		3,133,262
Industrial REITs — 0.8%
Innovative Industrial Properties, Inc.	25,232	1,364,799
LXP Industrial Trust	263,637	2,280,460
Terreno Realty Corp.(a)	88,950	5,623,419
		9,268,678
Insurance — 2.7%
AMERISAFE, Inc.	16,897	887,937
Assured Guaranty Ltd.	42,615	3,754,382
Employers Holdings, Inc.	22,410	1,134,842
Genworth Financial, Inc. (Class A Stock)*	380,663	2,698,901
Goosehead Insurance, Inc. (Class A Stock)(a)	21,740	2,566,624
HCI Group, Inc.(a)	7,534	1,124,299
Horace Mann Educators Corp.	36,311	1,551,569
Lincoln National Corp.	151,850	5,452,933
Mercury General Corp.	23,685	1,323,992
Palomar Holdings, Inc.*	23,649	3,241,805
ProAssurance Corp.*	45,594	1,064,620
Safety Insurance Group, Inc.	13,034	1,028,122
SiriusPoint Ltd. (Sweden)*	82,243	1,421,981
Stewart Information Services Corp.	24,726	1,764,200
Trupanion, Inc.*(a)	29,765	1,109,342
United Fire Group, Inc.	19,348	569,992
		30,695,541
Interactive Media & Services — 1.1%
Cargurus, Inc.*	78,400	2,283,792
Cars.com, Inc.*(a)	54,250	611,398
IAC, Inc.*(a)	63,100	2,898,814
QuinStreet, Inc.*	51,526	919,224
Shutterstock, Inc.(a)	22,091	411,555
TripAdvisor, Inc.*	98,100	1,390,077
Yelp, Inc.*	58,632	2,171,143
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Ziff Davis, Inc.*	38,100	$1,431,798
		12,117,801
IT Services — 0.5%
DigitalOcean Holdings, Inc.*(a)	56,750	1,894,882
DXC Technology Co.*	161,400	2,751,870
Grid Dynamics Holdings, Inc.*	56,200	879,530
		5,526,282
Leisure Products — 0.3%
Acushnet Holdings Corp.(a)	24,350	1,671,871
Sturm Ruger & Co., Inc.	15,274	600,115
Topgolf Callaway Brands Corp.*	128,850	849,122
		3,121,108
Life Sciences Tools & Services — 0.3%
Azenta, Inc.*	40,700	1,409,848
BioLife Solutions, Inc.*	32,947	752,509
Cytek Biosciences, Inc.*	96,257	385,991
Fortrea Holdings, Inc.*	81,700	616,835
Mesa Laboratories, Inc.	4,938	585,943
		3,751,126
Machinery — 4.8%
Alamo Group, Inc.	9,245	1,647,551
Albany International Corp. (Class A Stock)	27,869	1,924,076
Astec Industries, Inc.	20,765	715,354
Enerpac Tool Group Corp.(a)	48,496	2,175,531
Enpro, Inc.	18,707	3,026,606
ESCO Technologies, Inc.	22,998	3,659,442
Federal Signal Corp.	54,453	4,005,018
Franklin Electric Co., Inc.	34,985	3,284,392
Gates Industrial Corp. PLC*	202,650	3,730,786
Greenbrier Cos., Inc. (The)	27,931	1,430,626
Hillenbrand, Inc.	62,759	1,515,002
JBT Marel Corp.	41,160	5,029,752
Kadant, Inc.(a)	10,470	3,527,448
Kennametal, Inc.	68,955	1,468,742
Lindsay Corp.	9,672	1,223,701
Mueller Water Products, Inc. (Class A Stock)	139,600	3,548,632
Proto Labs, Inc.*	22,304	781,532
SPX Technologies, Inc.*	41,330	5,322,477
Standex International Corp.	10,601	1,710,895
Tennant Co.	16,795	1,339,401
Titan International, Inc.*	44,126	370,217
Trinity Industries, Inc.	73,203	2,054,076
Worthington Enterprises, Inc.	27,650	1,384,989
		54,876,246
Marine Transportation — 0.3%
Matson, Inc.	29,598	3,793,576
Media — 0.6%
Cable One, Inc.(a)	4,100	1,089,657
John Wiley & Sons, Inc. (Class A Stock)	36,550	1,628,668

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Scholastic Corp.	22,519	$425,159
TechTarget, Inc.*	23,815	352,700
TEGNA, Inc.	143,600	2,616,392
Thryv Holdings, Inc.*	36,725	470,447
		6,583,023
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.*(a)	9,740	1,219,935
Century Aluminum Co.*	46,318	859,662
Kaiser Aluminum Corp.	14,061	852,378
Materion Corp.	18,478	1,507,805
Metallus, Inc.*(a)	34,383	459,357
MP Materials Corp.*(a)	107,650	2,627,736
SunCoke Energy, Inc.	77,326	711,399
Warrior Met Coal, Inc.(a)	46,806	2,233,582
Worthington Steel, Inc.	31,050	786,497
		11,258,351
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.	115,746	1,107,689
Arbor Realty Trust, Inc.(a)	168,100	1,975,175
ARMOUR Residential REIT, Inc.(a)	61,946	1,059,277
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	152,950	3,059,000
Ellington Financial, Inc.(a)	81,030	1,074,458
Franklin BSP Realty Trust, Inc.(a)	74,475	948,812
KKR Real Estate Finance Trust, Inc.	51,308	554,126
New York Mortgage Trust, Inc.	82,480	535,295
PennyMac Mortgage Investment Trust(a)	77,306	1,132,533
Ready Capital Corp.(a)	154,983	788,864
Redwood Trust, Inc.	120,463	731,210
Two Harbors Investment Corp.(a)	92,429	1,234,851
		14,201,290
Multi-Utilities — 0.3%
Avista Corp.	70,554	2,954,096
Unitil Corp.	14,261	822,717
		3,776,813
Office REITs — 1.0%
Brandywine Realty Trust(a)	157,261	701,384
Douglas Emmett, Inc.(a)	149,250	2,388,000
Easterly Government Properties, Inc.(a)	90,668	961,081
Highwoods Properties, Inc.(a)	96,550	2,861,742
JBG SMITH Properties(a)	75,311	1,213,260
SL Green Realty Corp.(a)	62,393	3,600,076
		11,725,543
Oil, Gas & Consumable Fuels — 2.5%
California Resources Corp.	63,500	2,792,095
Comstock Resources, Inc.*(a)	80,729	1,642,028
Core Natural Resources, Inc.	45,199	3,484,843
Crescent Energy Co. (Class A Stock)	163,050	1,832,682
CVR Energy, Inc.(a)	31,130	603,922
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Dorian LPG Ltd.	33,112	$739,722
International Seaways, Inc.	35,950	1,193,540
Magnolia Oil & Gas Corp. (Class A Stock)(a)	170,300	4,301,778
Northern Oil & Gas, Inc.(a)	88,504	2,675,476
Par Pacific Holdings, Inc.*	49,646	707,952
Peabody Energy Corp.(a)	108,300	1,467,465
REX American Resources Corp.*	14,043	527,596
SM Energy Co.	102,002	3,054,960
Talos Energy, Inc.*	113,070	1,099,040
Vital Energy, Inc.*(a)	24,731	524,792
World Kinect Corp.(a)	51,770	1,468,197
		28,116,088
Paper & Forest Products — 0.2%
Sylvamo Corp.	30,372	2,037,050
Passenger Airlines — 0.5%
Allegiant Travel Co.	12,746	658,331
JetBlue Airways Corp.*(a)	271,700	1,309,594
SkyWest, Inc.*	35,926	3,138,854
Sun Country Airlines Holdings, Inc.*	35,971	443,163
		5,549,942
Personal Care Products — 0.3%
Edgewell Personal Care Co.	42,965	1,340,938
Interparfums, Inc.(a)	15,987	1,820,440
USANA Health Sciences, Inc.*	10,213	275,444
		3,436,822
Pharmaceuticals — 2.3%
Amphastar Pharmaceuticals, Inc.*	34,158	990,241
ANI Pharmaceuticals, Inc.*	14,780	989,521
Collegium Pharmaceutical, Inc.*(a)	28,719	857,262
Corcept Therapeutics, Inc.*(a)	83,092	9,490,768
Harmony Biosciences Holdings, Inc.*	34,029	1,129,423
Innoviva, Inc.*	50,056	907,515
Ligand Pharmaceuticals, Inc.*(a)	16,841	1,770,663
Organon & Co.	229,600	3,418,744
Pacira BioSciences, Inc.*	42,018	1,044,147
Phibro Animal Health Corp. (Class A Stock)	18,450	394,092
Prestige Consumer Healthcare, Inc.*	44,130	3,793,856
Supernus Pharmaceuticals, Inc.*	49,200	1,611,300
		26,397,532
Professional Services — 1.5%
Amentum Holdings, Inc.*	127,100	2,313,220
CSG Systems International, Inc.	24,581	1,486,413
Heidrick & Struggles International, Inc.	18,056	773,339
Korn Ferry	45,982	3,118,959
NV5 Global, Inc.*	47,390	913,205
Robert Half, Inc.(a)	89,500	4,882,225
Verra Mobility Corp.*	146,913	3,307,012
		16,794,373
Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC*	204,557	2,090,573

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
eXp World Holdings, Inc.(a)	77,650	$759,417
Kennedy-Wilson Holdings, Inc.	105,317	914,152
Marcus & Millichap, Inc.	21,230	731,373
St. Joe Co. (The)	33,837	1,588,647
		6,084,162
Residential REITs — 0.4%
Centerspace	14,693	951,372
Elme Communities	78,459	1,365,186
NexPoint Residential Trust, Inc.	20,195	798,308
Veris Residential, Inc.	71,979	1,217,885
		4,332,751
Retail REITs — 1.8%
Acadia Realty Trust	106,676	2,234,862
Curbline Properties Corp.	84,272	2,038,540
Getty Realty Corp.	45,111	1,406,561
Macerich Co. (The)(a)	221,550	3,804,014
Phillips Edison & Co., Inc.	111,650	4,074,108
Saul Centers, Inc.	10,878	392,369
SITE Centers Corp.	43,236	555,150
Tanger, Inc.	98,648	3,333,316
Urban Edge Properties	111,816	2,124,504
Whitestone REIT	40,587	591,353
		20,554,777
Semiconductors & Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor Ltd.*	21,745	540,581
Axcelis Technologies, Inc.*	28,950	1,437,947
CEVA, Inc.*	21,643	554,277
Cohu, Inc.*	42,452	624,469
Diodes, Inc.*	41,300	1,782,921
FormFactor, Inc.*	69,043	1,953,226
Ichor Holdings Ltd.*	30,901	698,672
Impinj, Inc.*	20,570	1,865,699
Kulicke & Soffa Industries, Inc. (Singapore)(a)	47,584	1,569,320
MaxLinear, Inc.*	69,905	759,168
PDF Solutions, Inc.*	28,218	539,246
Penguin Solutions, Inc.*(a)	48,530	842,966
Photronics, Inc.*(a)	56,421	1,171,300
Qorvo, Inc.*	83,250	6,028,133
Semtech Corp.*	76,796	2,641,782
SiTime Corp.*	17,040	2,604,905
SolarEdge Technologies, Inc.*(a)	52,750	853,495
Ultra Clean Holdings, Inc.*	41,000	877,810
Veeco Instruments, Inc.*	51,699	1,038,116
Wolfspeed, Inc.*(a)	138,650	424,269
		28,808,302
Software — 3.9%
A10 Networks, Inc.	65,696	1,073,473
ACI Worldwide, Inc.*	93,500	5,115,385
Adeia, Inc.	97,409	1,287,747
Agilysys, Inc.*(a)	19,973	1,448,841
Alarm.com Holdings, Inc.*	44,039	2,450,770
BlackLine, Inc.*	46,200	2,237,004
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Box, Inc. (Class A Stock)*	128,100	$3,953,166
Cleanspark, Inc.*(a)	247,800	1,665,216
Clear Secure, Inc. (Class A Stock)(a)	83,800	2,171,258
DoubleVerify Holdings, Inc.*	125,139	1,673,108
InterDigital, Inc.(a)	22,895	4,733,541
LiveRamp Holdings, Inc.*	58,444	1,527,726
MARA Holdings, Inc.*(a)	302,550	3,479,325
N-able, Inc.*	64,288	455,802
NCR Voyix Corp.*(a)	130,100	1,268,475
Progress Software Corp.	38,562	1,986,329
SolarWinds Corp.	49,700	915,971
Sprinklr, Inc. (Class A Stock)*(a)	101,050	843,768
SPS Commerce, Inc.*	33,823	4,489,327
Teradata Corp.*	85,300	1,917,544
		44,693,776
Specialized REITs — 0.8%
Four Corners Property Trust, Inc.(a)	88,075	2,527,752
Millrose Properties, Inc.*	107,200	2,841,872
Outfront Media, Inc.(a)	122,454	1,976,408
Safehold, Inc.(a)	41,633	779,370
Uniti Group, Inc.	222,331	1,120,548
		9,245,950
Specialty Retail — 2.8%
Academy Sports & Outdoors, Inc.(a)	61,860	2,821,435
Advance Auto Parts, Inc.(a)	52,900	2,074,209
American Eagle Outfitters, Inc.	155,829	1,810,733
Asbury Automotive Group, Inc.*	17,456	3,854,983
Boot Barn Holdings, Inc.*	27,267	2,929,294
Buckle, Inc. (The)	26,477	1,014,599
Caleres, Inc.	29,977	516,504
Foot Locker, Inc.*	73,550	1,037,055
Group 1 Automotive, Inc.	11,569	4,418,779
Guess?, Inc.(a)	25,075	277,580
MarineMax, Inc.*	18,109	389,343
Monro, Inc.	27,255	394,380
National Vision Holdings, Inc.*	70,158	896,619
ODP Corp. (The)*	27,437	393,172
Sally Beauty Holdings, Inc.*(a)	92,761	837,632
Shoe Carnival, Inc.	15,999	351,818
Signet Jewelers Ltd.(a)	38,730	2,248,664
Sonic Automotive, Inc. (Class A Stock)	13,186	751,075
Upbound Group, Inc.	45,499	1,090,156
Urban Outfitters, Inc.*	50,155	2,628,122
Victoria’s Secret & Co.*	70,050	1,301,529
		32,037,681
Technology Hardware, Storage & Peripherals — 0.5%
Corsair Gaming, Inc.*	41,902	371,252
Sandisk Corp.*(a)	102,700	4,889,547
Xerox Holdings Corp.(a)	106,400	513,912
		5,774,711
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	32,100	1,312,890
G-III Apparel Group Ltd.*	34,406	941,004

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Hanesbrands, Inc.*	314,806	$1,816,431
Kontoor Brands, Inc.	44,230	2,836,470
Oxford Industries, Inc.(a)	13,380	785,004
Steven Madden Ltd.	64,347	1,714,204
Wolverine World Wide, Inc.	72,904	1,014,095
		10,420,098
Tobacco — 0.1%
Universal Corp.	21,990	1,232,540
Trading Companies & Distributors — 1.4%
Air Lease Corp.(a)	92,300	4,459,013
Boise Cascade Co.	34,234	3,358,013
DNOW, Inc.*	94,183	1,608,646
DXP Enterprises, Inc.*	11,212	922,299
GMS, Inc.*	34,569	2,529,414
Rush Enterprises, Inc. (Class A Stock)	55,550	2,966,925
		15,844,310
Water Utilities — 0.7%
American States Water Co.	33,652	2,647,739
California Water Service Group	52,977	2,567,266
Middlesex Water Co.	16,157	1,035,664
SJW Group	26,935	1,473,075
		7,723,744
Wireless Telecommunication Services — 0.4%
Gogo, Inc.*	54,244	467,583
Shenandoah Telecommunications Co.	41,738	524,647
Telephone & Data Systems, Inc.	86,910	3,366,893
		4,359,123

Total Common Stocks (cost $868,274,728)		1,128,693,493
Unaffiliated Exchange-Traded Fund — 0.7%
iShares Core S&P Small-Cap ETF(a)	74,020	7,740,271
(cost $8,294,073)

Total Long-Term Investments (cost $876,568,801)		1,136,433,764
Short-Term Investments — 20.9%
Affiliated Mutual Funds — 20.9%
PGIM Core Ultra Short Bond Fund(wb)	2,559,420	2,559,420
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $235,520,570; includes $234,605,577 of cash collateral for securities on loan)(b)(wb)	235,884,948	235,743,416

Total Affiliated Mutual Funds (cost $238,079,990)		238,302,836

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.217%	06/17/25	300	$297,325
(cost $297,324)

Total Short-Term Investments (cost $238,377,314)			238,600,161

TOTAL INVESTMENTS—120.6% (cost $1,114,946,115)			1,375,033,925

Liabilities in excess of other assets(z) — (20.6)%			(234,762,543)

Net Assets — 100.0%			$1,140,271,382

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $232,880,155; cash collateral of $234,605,577 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A8

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
27	Russell 2000 E-Mini Index	Jun. 2025	$2,736,585	$(45,907)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9